FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 103,895	$ 94,413
Debt facilities	209,482	219,812	$ 210,362
Lease liabilities	27,535	36,702	$ 37,583
Other liabilities	5,587	$ 5,592
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	103,895
Debt facilities	234,097
Lease liabilities	30,572
Other liabilities	5,587
Commitments	3,654
Total financial liabilities	377,805
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	103,895
Debt facilities	2,444
Lease liabilities	16,497
Other liabilities	0
Commitments	3,654
Total financial liabilities	126,490
From 2 To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Debt facilities	231,653
Lease liabilities	10,631
Other liabilities	329
Commitments	0
Total financial liabilities	242,613
From 4 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Debt facilities	0
Lease liabilities	3,247
Other liabilities	5,258
Commitments	0
Total financial liabilities	8,505
After 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Debt facilities	0
Lease liabilities	197
Other liabilities	0
Commitments	0
Total financial liabilities	$ 197